Stock Options and Restricted Shares - Schedule of Restricted Shares Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Restricted Shares Activity [Abstract]
Number of non-vested restricted shares, Outstanding beginning balance	475,000	190,000
Weighted average grant date fair value, Outstanding beginning balance	$ 1.95	$ 2.13
Number of non-vested restricted shares, Granted		300,000
Weighted average grant date fair value, Granted
Number of non-vested restricted shares, Forfeited		(15,000)
Weighted average grant date fair value, Forfeited
Number of non-vested restricted shares, Outstanding ending balance	300,000	475,000
Weighted average grant date fair value, Outstanding ending balance	$ 1.94	$ 1.95
Number of non-vested restricted shares, Vested	(175,000)
Weighted average grant date fair value, Vested